Other Borrowings (Assets Pledged As Collateral With FRB) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets pledged as collateral with the FRB	$ 57,398,000.00	$ 56,586,000.00
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets pledged as collateral with the FRB	19,696,000	18,111,000
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets pledged as collateral with the FRB	$ 37,702,000	$ 38,475,000